CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents (Note 10)	$ 71,432	$ 50,640
Marketable securities - current (Note 11)	4	29,340
Accounts receivable - net (Note 12)	1,246	1,298
Prepaid expenses	545	564
Restricted cash (Notes 10 and 16)	1,000	8,991
Other current assets (Note 13)	271	325
Total Current Assets	74,498	91,158
Marketable debt securities - noncurrent (Note 14)		4,744
Equity investments (Note 15)	4,524	5,781
PROPERTY, PLANT AND EQUIPMENT
Land and buildings	1,100	1,141
Information and communication equipment	3,783	3,903
Office furniture and fixtures	166	176
Leasehold improvements	116	123
Other		72
Property, Plant and Equipment, Gross, Total	5,165	5,415
Less: Accumulated depreciation and amortization	(3,774)	(3,752)
Net long-lived assets	1,391	1,663
INTANGIBLE ASSETS - NET (Note 7)	88	222
OTHER ASSETS
Refundable deposits	272	302
Prepaid licensing and royalty fees (Note 8)	239	4,383
Other (Note 19)	183	51
Total Other Assets	694	4,736
TOTAL ASSETS	81,195	108,304
CURRENT LIABILITIES
Short-term borrowings (Note 16)	6,093	18,641
Accounts payable	320	771
Accrued compensation	759	796
Accrued expenses (Note 17)	3,037	3,465
Deferred revenue	1,750	1,946
Other current liabilities (Note 18)	1,523	1,718
Total Current Liabilities	13,482	27,337
OTHER LIABILITIES
Accrued pension liabilities (Note 19)	0	0
Other (Notes 20 and 24)	1,722	1,938
Total Other Liabilities	1,722	1,938
Total Liabilities	15,204	29,275
GigaMedia Shareholders' Equity:
Common shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares in 2014 and 2015	308,745	308,682
Accumulated deficit	(220,419)	(218,176)
Accumulated other comprehensive loss	(22,335)	(11,487)
Total GigaMedia shareholders' equity	65,991	79,019
Noncontrolling interest		10
Total Equity	$ 65,991	$ 79,029
COMMITMENTS AND CONTINGENCIES (Note 26)
TOTAL LIABILITIES AND EQUITY	$ 81,195	$ 108,304